UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-8253

The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

 6 East 32nd  Street, 7th Floor, New York, NY 10016

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-995-8300

Date of fiscal year end:

12/31

Date of reporting period:   3/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
	Shares		Value
		COMMON STOCK - 80.3%
		APPAREL - 1.4%
	4,090	Hanesbrands, Inc.	$ 312,803

		BANKS - 8.5%
	30,595	Bank of America Corp.	526,234
	12,707	Bank of New York Mellon Corp. (The)	448,430
	4,430	Citigroup, Inc.	210,868
	10,750	JPMorgan Chase & Co.	652,633
			1,838,165
		COMMERCIAL SERVICES - 1.6%
	6,300	Weight Watchers International, Inc.	129,402
	13,000	Western Union Co. (The)	212,680
			342,082
		DIVERSIFIED FINANCIAL SERVICES - 4.3%
	8,500	Ameriprise Financial, Inc.	935,595

		ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
	3,200	Energizer Holdings, Inc.	322,368

		ENTERTAINMENT - 1.7%
	6,016	Madison Square Garden Co., Class A *	341,588
	500	Marriott Vacations Worldwide Corp. *	27,955
			369,543
		FOOD & BEVERAGE - 4.9%
	3,000	Campbell Soup Co.	134,640
	3,000	Kraft Foods Group, Inc.	168,300
	4,500	Molson Coors Brewing Co., Class B	264,870
	9,000	Mondelez International, Inc., Class A	310,950
	5,000	Sysco Corp.	180,650
			1,059,410
		HEALTHCARE SERVICES - 0.5%
	1,000	Laboratory Corp. of America Holdings *	98,210
BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
	Shares		Value
		HOUSEHOLD PRODUCTS/WARES - 3.1%
	5,000	Clorox Co. (The)	$ 440,050
	3,700	Scotts Miracle-Gro Co. (The), Class A	226,736
			666,786
		INSURANCE - 4.2%
	10,586	Travelers Cos., Inc. (The)	900,869

		INTERNET - 2.3%
	11,600	Reis, Inc. *	209,380
	8,250	Yahoo!, Inc. *	296,175
			505,555
		LEISURE TIME - 2.5%
	7,500	Carnival Corp.	283,950
	10,000	Interval Leisure Group, Inc.	261,400
			545,350
		LODGING - 2.4%
	5,008	Marriott International, Inc., Class A	280,548
	9,500	MGM Resorts International *	245,670
			526,218
		MEDIA - 13.2%
	3,641	AMC Networks, Inc., Class A *	266,121
	9,952	Cablevision Systems Corp., Class A	167,890
	11,011	Comcast Corp., Special Class A	536,896
	9,000	Meredith Corp.	417,870
	10,733	Time Warner, Inc.	701,187
	9,500	Walt Disney Co. (The)	760,665
			2,850,629
		MISCELLANEOUS MANUFACTURER - 1.6%
	13,000	General Electric Co.	336,570

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
	Shares		Value
		PHARMACEUTICALS - 7.1%
	9,000	Bristol-Myers Squibb Co.	$ 467,550
	2,500	Johnson & Johnson	245,575
	25,500	Pfizer, Inc.	819,060
			1,532,185
		REAL ESTATE - 0.1%
	3,700	Trinity Place Holdings, Inc. *	23,125

		RETAIL - 11.6%
	5,000	Bed Bath & Beyond, Inc. *	344,000
	5,000	CVS Caremark Corp.	374,300
	9,600	Home Depot, Inc.	759,648
	5,000	Kohl's Corp.	284,000
	23,000	Staples, Inc.	260,820
	52,496	Wendy's Co. (The)	478,764
			2,501,532
		SEMICONDUCTORS - 1.0%
	8,000	Intel Corp.	206,480

		SOFTWARE - 3.5%
	18,500	Microsoft Corp.	758,315

		TELECOMMUNICATIONS - 1.0%
	10,000	Cisco Systems, Inc.	224,100

		TRANSPORTATION - 2.3%
	5,000	United Parcel Service, Inc., Class B	486,900

		TOTAL COMMON STOCK (Cost - $10,605,059)	17,342,790

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
	Shares		Value
		SHORT - TERM INVESTMENTS - 20.0%
	3,504,171	Dreyfus Institutional Reserves Money Fund, 0.01% **	$ 3,504,171
	821,497	Milestone Treasury Obligations Portfolio - Institutional Class, 0.01% **	821,497
		TOTAL SHORT - TERM INVESTMENTS (Cost - $4,325,668)	4,325,668

		TOTAL INVESTMENTS - 100.3% (Cost - $14,930,727) (a)	$ 21,668,458
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(75,589)
		NET ASSETS - 100.0%	$ 21,592,869

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal income tax purposes is $14,937,312 and differs from
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 7,258,415
		Unrealized depreciation:	(527,269)
		Net unrealized appreciation:	$ 6,731,146

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 17,342,790	$ -	$ -	$ 17,342,790
Short-Term Investments	4,325,668	-	-	4,325,668
Total	$ 21,668,458	$ -	$ -	$ 21,668,458

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Jonathan Boyar

       Jonathan Boyar, President

Date

5/20/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jonathan Boyar

       Jonathan Boyar, President

Date

5/20/14

By

*/s/  Dawn Borelli

       Dawn Borelli, Treasurer

Date

5/20/14